Inventories, net - Schedule of inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	$ 8,950	$ 1,686
Allowance for slow-moving and obsolete inventory	(90)	0	$ 0	$ 0
Inventory, Net, Total	$ 8,860	$ 1,686